Contingencies and Commitements - Schedule of License Agreements (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Less than one year [Member]
Schedule of License Agreements [Line Items]
Maturity lease	$ 279,590	$ 646,048
Later than one year but not more than 5 years [Member]
Schedule of License Agreements [Line Items]
Maturity lease	$ 5,333,290